Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	615,177,813.71	27,012
Yield Supplement Overcollateralization Amount 08/31/26	27,821,309.56	0
Receivables Balance 08/31/26	642,999,123.27	27,012
Principal Payments	26,884,225.63	1,403
Defaulted Receivables	1,955,455.84	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	26,134,831.42	0
Pool Balance at 09/30/26	588,024,610.38	25,543

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.91%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	10,707,691.05	428
Past Due 61-90 days	3,768,799.47	142
Past Due 91-120 days	1,221,174.53	42
Past Due 121+ days	0.00	0
Total	15,697,665.05	612

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Delinquency Trigger Occurred	NO

Recoveries	1,270,171.54
Aggregate Net Losses/(Gains) - September 2026	685,284.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.28%
Prior Net Losses/(Gains) Ratio	1.12%
Second Prior Net Losses/(Gains) Ratio	0.70%
Third Prior Net Losses/(Gains) Ratio	0.82%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.76%

Overcollateralization Target Amount	6,064,557.92
Actual Overcollateralization	6,064,557.92
Weighted Average Contract Rate	6.66%
Weighted Average Contract Rate, Yield Adjusted	9.10%
Weighted Average Remaining Term	47.95

Flow of Funds	$ Amount
Collections	31,687,601.22
Investment Earnings on Cash Accounts	22,219.80
Servicing Fee	(535,832.60)
Transfer to Collection Account	-
Available Funds	31,173,988.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,014,290.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	2,888,645.41
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,064,557.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,006,494.27

Total Distributions of Available Funds	31,173,988.42

Servicing Fee	535,832.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	609,113,255.79
Principal Paid	27,153,203.33
Note Balance @ 10/15/26	581,960,052.46

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	34,619,402.63
Principal Paid	14,641,433.17
Note Balance @ 10/15/26	19,977,969.46
Note Factor @ 10/15/26	9.0808952%

Class A-2b
Note Balance @ 09/15/26	29,583,853.16
Principal Paid	12,511,770.16
Note Balance @ 10/15/26	17,072,083.00
Note Factor @ 10/15/26	9.0808952%

Class A-3
Note Balance @ 09/15/26	408,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	408,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-4
Note Balance @ 09/15/26	82,330,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	82,330,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	36,380,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	36,380,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	18,200,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	18,200,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,014,290.82
Total Principal Paid	27,153,203.33
Total Paid	29,167,494.15

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	126,360.82
Principal Paid	14,641,433.17
Total Paid to A-2a Holders	14,767,793.99

Class A-2b
SOFR Rate	3.64850%
Coupon	4.11850%
Interest Paid	101,534.25
Principal Paid	12,511,770.16
Total Paid to A-2b Holders	12,613,304.41

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Class D
Coupon
Interest Paid	0.00
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Coupon
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6607092
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3868245
Total Distribution Amount	24.0475337

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5743674
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.5519690
Total A-2a Distribution Amount	67.1263364

A-2b Interest Distribution Amount	0.5400758
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.5519689
Total A-2b Distribution Amount	67.0920447

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	106.38
Noteholders' Third Priority Principal Distributable Amount	670.27
Noteholders' Principal Distributable Amount	223.35

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,032,278.96
Investment Earnings	9,174.04
Investment Earnings Paid	(9,174.04)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96